ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS
May 31, 2023
(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 91.7%
Aerospace/Defense — 1.0%
AAR Corp.*	37,297	$1,868,953
Aerovironment, Inc.*	1,433	133,857
Curtiss-Wright Corp.	2,004	316,752
Hexcel Corp.	15,413	1,063,343
Kratos Defense & Security Solutions, Inc.*	41,186	541,184
Mercury Systems, Inc.*	2,290	92,951
Moog, Inc. - Class A	1,762	171,284
National Presto Industries, Inc.	615	45,842
		4,234,166
Agriculture — 0.7%
Alico, Inc.	64,320	1,489,008
Darling Ingredients, Inc.*	8,943	566,807
Universal Corp.	3,026	155,990
Vector Group Ltd.	9,371	109,735
Vital Farms, Inc.*	57,891	838,841
		3,160,381
Airlines — 0.5%
Allegiant Travel Co.*	6,074	592,154
Hawaiian Holdings, Inc.*	17,974	143,972
SkyWest, Inc.*	8,137	243,377
Sun Country Airlines Holdings, Inc.*	57,676	1,084,309
		2,063,812
Apparel — 0.6%
Capri Holdings, Ltd.*	5,836	204,844
Crocs, Inc.*	1,693	190,090
Kontoor Brands, Inc.	4,168	163,219
Lakeland Industries, Inc.	178,780	1,957,641
Skechers USA, Inc. - Class A*	3,666	188,322
Wolverine World Wide, Inc.	3,024	40,461
		2,744,577
Apparel, Piece Goods, and Notions Merchant Wholesalers — 0.1%
On Holding AG*	7,460	204,777
Auto Manufacturers — 0.4%
Wabash National Corp.	79,362	1,861,039
Auto Parts & Equipment — 1.8%
American Axle & Manufacturing Holdings, Inc.*	6,190	41,783
Cooper-Standard Holdings, Inc.*	125,320	1,362,228
Dorman Products, Inc.*	2,495	204,715
Fox Factory Holding Corp.*	3,484	309,797
Gentherm, Inc.*	15,463	849,846
Methode Electronics, Inc.	2,370	102,029
Miller Industries, Inc.	49,190	1,616,383
Motorcar Parts of America, Inc.*	268,650	1,480,262
Standard Motor Products, Inc.	1,348	47,611
The Shyft Group, Inc.	36,311	853,672
XPEL, Inc.*	17,191	1,183,944
		8,052,270
Banks — 7.0%
Ameris Bancorp	2,245	70,852
Bank of Marin Bancorp	2,619	42,349
Banner Corp.	1,733	74,987
Cadence Bank	22,282	400,185
Capital Bancorp, Inc.	62,030	1,053,890
Central Pacific Financial Corp.	3,784	55,284
City Holding Co.	4,208	362,687
Civista Bancshares, Inc.	96,670	1,448,117
Colony Bankcorp, Inc.	152,437	1,417,664
Community Bank System, Inc.	1,997	98,732
Customers Bancorp, Inc.*	13,377	307,939
Dime Community Bancshares, Inc.	7,066	114,469
Esquire Financial Holdings, Inc.	42,005	1,778,072
Farmers National Bancorp	113,640	1,338,679
First BanCorp	41,247	460,316
First Business Financial Services, Inc.	51,219	1,371,133
First Commonwealth Financial Corp.	18,699	236,542
First Financial Bancorp	24,036	455,723
First Financial Bankshares, Inc.	13,162	340,896
First Financial Corp.	1,416	45,935
First Hawaiian, Inc.	13,502	222,648
First Interstate BancSystem, Inc. - Class A	2,950	65,047
First Northwest Bancorp	91,880	1,030,894
Five Star Bancorp	54,130	1,034,966
Glacier Bancorp, Inc.	3,879	111,793
Heritage Commerce Corp.	7,938	57,789
Hope Bancorp, Inc.	27,648	221,737
Horizon Bancorp, Inc.	105,882	941,291
Independent Bank Corp.	1,193	52,659
Metropolitan Bank Holding Corp.*	62,476	1,768,071
Midland States Bancorp, Inc.	2,458	47,538
NBT Bancorp, Inc.	1,326	44,487
Northeast Bank	63,060	2,260,070
OFG Bancorp	7,960	193,110
Old National Bancorp	10,450	129,789
Orrstown Financial Services, Inc.	63,806	1,154,889
Parke Bancorp, Inc.	106,041	1,703,018
Peoples Financial Services Corp.	19,760	782,101
Preferred Bank	1,379	63,599
S&T Bancorp, Inc.	8,702	233,388
Seacoast Banking Corp. of Florida	30,315	626,914
Southside Bancshares, Inc.	4,513	119,594
Stellar Bancorp, Inc.	2,051	47,706
The Bancorp, Inc.*	37,552	1,158,855
Tompkins Financial Corp.	1,660	86,818
Triumph Bancorp, Inc.*	6,514	338,207
TrustCo Bank Corp. NY	1,864	51,502
UMB Financial Corp.	3,164	179,209
United Community Banks, Inc.	12,730	287,825
Unity Bancorp, Inc.	72,830	1,656,882
USCB Financial Holdings, Inc.*	125,340	1,243,373
Veritex Holdings, Inc.	11,815	204,045
Walker & Dunlop, Inc.	1,239	90,682
West Bancorporation, Inc.	68,770	1,155,336
		30,840,283
Beverages — 1.0%
Celsius Holdings, Inc.*	7,408	929,926
Coca-Cola Consolidated, Inc.	279	184,626
MGP Ingredients, Inc.	5,771	548,591
The Duckhorn Portfolio, Inc.*	39,767	518,164
The Vita Coco Co., Inc.*	90,223	2,407,150
		4,588,457
Biotechnology — 6.2%
2seventy bio, Inc.*	6,235	74,259
Akero Therapeutics, Inc.*	12,899	575,037
Allogene Therapeutics, Inc.*	8,186	42,976
ANI Pharmaceuticals, Inc.*	5,276	238,159
Apellis Pharmaceuticals, Inc.*	8,361	717,792
Astria Therapeutics, Inc.*	43,071	471,197
Avidity Biosciences, Inc.*	4,403	46,760
Biohaven Ltd.*	29,187	511,064
Biomea Fusion, Inc.*	36,746	1,247,894
Chinook Therapeutics, Inc.*	28,057	678,699
Crinetics Pharmaceuticals, Inc.*	95,026	2,074,418
Cytokinetics, Inc.*	16,333	615,591
Day One Biopharmaceuticals, Inc., Class I*	32,773	435,881
DICE Therapeutics, Inc.*	40,648	1,284,883
Dynavax Technologies Corp.*	70,990	811,416
Emergent BioSolutions, Inc.*	7,956	67,865
Halozyme Therapeutics, Inc.*	5,786	187,640
Immunocore Holdings PLC - ADR*	4,443	245,165
Intra-Cellular Therapies, Inc.*	10,221	606,923
Ligand Pharmaceuticals, Inc.*	978	68,538
Maravai LifeSciences Holdings, Inc. - Class A*	17,153	220,245
Mineralys Therapeutics, Inc.*	17,126	249,012
NeoGenomics, Inc.*	32,829	564,002
Nuvalent, Inc. - Class A*	47,553	2,001,981
Omniab, Inc.*‡	370	–
Omniab, Inc.*‡	370	–
Point Biopharma Global, Inc.*	62,284	577,373
REVOLUTION Medicines, Inc.*	14,642	365,025
Roivant Sciences Ltd.*	41,083	373,444
Sana Biotechnology, Inc.*	23,444	141,133
SpringWorks Therapeutics, Inc.*	26,672	730,279
Structure Therapeutics, Inc. - ADR*	31,664	1,013,248
Terns Pharmaceuticals, Inc.*	44,508	472,230
TG Therapeutics, Inc.*	15,743	419,236
Theravance Biopharma, Inc.*	6,387	71,407
TransMedics Group, Inc.*	37,425	2,719,300
VectivBio Holding AG*	27,715	458,683
Ventyx Biosciences, Inc.*	41,520	1,431,194
Veracyte, Inc.*	27,735	717,782
Vericel Corp.*	1,632	52,420
Vir Biotechnology, Inc.*	4,966	132,443
Viridian Therapeutics, Inc.*	17,493	416,858
Xencor, Inc.*	6,611	179,158
Xenon Pharmaceuticals, Inc.*	74,013	2,851,721
		27,160,331
Building Materials — 1.4%
AAON, Inc.	4,120	356,833
American Woodmark Corp.*	1,043	62,059
Apogee Enterprises, Inc.	7,722	285,019
Armstrong World Industries, Inc.	18,178	1,135,034
Boise Cascade Co.	3,571	256,469
Gibraltar Industries, Inc.*	4,141	216,574
Modine Manufacturing Co.*	44,620	1,217,680
PGT Innovations, Inc.*	6,101	151,732
Simpson Manufacturing Co., Inc.	2,069	244,535
SPX Technologies, Inc.*	4,521	345,224
Summit Materials, Inc. - Class A*	33,245	1,051,539
The AZEK Co., Inc.*	13,462	312,992
UFP Industries, Inc.	8,103	632,844
		6,268,534
Business Support Services — 0.3%
ACV Auctions, Inc. - Class A*	55,688	948,923
Remitly Global, Inc.*	30,032	550,787
		1,499,710
Cable and Other Subscription Programming — 0.1%
WideOpenWest, Inc.*	33,637	255,641
Chemicals — 0.5%
AdvanSix, Inc.	3,917	128,869
Axalta Coating Systems Ltd.*	10,804	313,424
AZZ, Inc.	1,964	68,563
Balchem Corp.	1,846	228,221
Innospec, Inc.	1,121	103,536
Koppers Holdings, Inc.	7,974	230,927
Livent Corp.*	6,800	156,740
Rayonier Advanced Materials, Inc.*	7,985	27,149
Rogers Corp.*	1,868	294,154
Stepan Co.	2,701	248,357
The Chemours Co.	9,276	245,721
		2,045,661
Coal — 0.1%
Warrior Met Coal, Inc.	9,551	313,082
Commercial Services — 6.0%
Acacia Research Corp.*	320,940	1,328,692
Adtalem Global Education, Inc.*	3,449	143,133
Alight, Inc. - Class A*	118,030	998,534
AMN Healthcare Services, Inc.*	5,979	567,766
ARC Document Solutions, Inc.	446,350	1,272,097
Arlo Technologies, Inc.*	125,974	1,218,169
ASGN, Inc.*	2,386	156,116
Barrett Business Services, Inc.	39,368	3,306,912
BGSF, Inc.	165,900	1,531,257
BrightView Holdings, Inc.*	6,056	39,970
Cass Information Systems, Inc.	815	31,475
CoreCivic, Inc.*	174,890	1,507,552
CorVel Corp.*	432	84,430
CRA International, Inc.	17,450	1,617,091
Cross Country Healthcare, Inc.*	6,965	177,607
Deluxe Corp.	4,893	74,471
EVERTEC, Inc.	41,607	1,434,609
Forrester Research, Inc.*	758	21,755
FTI Consulting, Inc.*	3,089	580,763
Green Dot Corp. - Class A*	2,231	40,671
HealthEquity, Inc.*	1,801	98,695
Heidrick & Struggles International, Inc.	2,031	49,252
Huron Consulting Group, Inc.*	12,853	1,044,692
I3 Verticals, Inc. - Class A*	7,549	172,495
Insperity, Inc.	2,292	253,770
Kelly Services, Inc. - Class A	46,617	814,865
MarketAxess Holdings, Inc.	1,203	327,709
Matthews International Corp. - Class A	5,499	211,711
Medifast, Inc.	1,970	155,039
Monro Muffler Brake, Inc.	951	39,343
Paysafe Ltd.*	3,036	29,328
Perdoceo Education Corp.*	10,039	118,360
Performant Financial Corp.*	94,404	224,681
Progyny, Inc.*	7,293	271,664
Rent-A-Center, Inc.	3,409	101,963
Resources Connection, Inc.	5,457	83,383
Shift4 Payments, Inc. - Class A*	4,344	272,456
ShotSpotter, Inc.*	1,126	28,702
SP Plus Corp.*	49,360	1,797,198
Strategic Education, Inc.	1,789	141,170
Stride, Inc.*	22,878	924,500
The Brink's Co.	4,054	269,713
Universal Technical Institute, Inc.*	172,510	1,109,239
Viad Corp.*	35,813	831,578
WillScot Mobile Mini Holdings Corp., Class A*	15,873	683,809
		26,188,385
Computer and Peripheral Equipment Manufacturing — 0.0%
Xerox Holdings Corp.	5,649	79,481
Computer Systems Design and Related Services — 0.1%
Procore Technologies, Inc.*	6,311	381,626
Computers — 1.9%
3D Systems Corp.*	9,382	76,932
CACI International, Inc. - Class A*	1,145	342,607
Cantaloupe, Inc.*	9,881	60,768
DXC Technology Co.*	26,040	651,781
ExlService Holdings, Inc.*	2,797	422,179
Globant S.A.*	3,217	591,317
Insight Enterprises, Inc.*	2,176	294,239
MAXIMUS, Inc.	10,770	871,939
NCR Corp.*	47,288	1,120,726
NetScout Systems, Inc.*	6,070	185,256
One Stop Systems, Inc.*	185,588	465,826
OneSpan, Inc.*	4,506	68,221
Quantum Corp.*	447,440	492,184
Rimini Street, Inc.*	394,650	1,815,390
Science Applications International Corp.	1,681	163,612
TTEC Holdings, Inc.	3,501	111,052
WNS Holdings Ltd*	8,082	627,971
		8,362,000
Cosmetics/Personal Care — 1.1%
Coty, Inc. - Class A*	41,828	453,416
Edgewell Personal Care Co.	4,692	182,753
elf Beauty, Inc.*	33,091	3,442,126
Inter Parfums, Inc.	6,818	856,341
		4,934,636
Depository Credit Intermediation — 0.1%
Business First Bancshares, Inc.	588	8,567
Cambridge Bancorp	1,184	59,840
ConnectOne Bancorp, Inc.	5,109	69,380
Kearny Financial Corp.	6,883	47,011
Premier Financial Corp.	3,218	44,859
		229,657
Distribution/Wholesale — 0.8%
G-III Apparel Group Ltd.*	19,012	305,713
Manitex International, Inc.*	311,230	1,420,765
MRC Global, Inc.*	7,000	60,830
Pool Corp.	2,106	665,980
SiteOne Landscape Supply, Inc.*	2,832	390,505
Univar Solutions, Inc.*	22,388	797,461
WESCO International, Inc.	371	50,968
		3,692,222
Diversified Financial Services — 1.8%
Encore Capital Group, Inc.*	3,458	148,936
Enova International, Inc.*	3,612	168,030
Evercore, Inc. - Class A	4,969	536,404
Flywire Corp.*	45,806	1,376,012
FTAI Aviation Ltd.	46,641	1,308,280
Houlihan Lokey, Inc.	6,518	569,087
Interactive Brokers Group, Inc. - Class A	3,063	236,556
International Money Express, Inc.*	18,057	420,728
LendingTree, Inc.*	1,909	34,916
Radian Group, Inc.	33,704	860,800
Silvercrest Asset Management Group, Inc. - Class A	100,666	1,970,034
Virtus Investment Partners, Inc.	807	153,959
World Acceptance Corp.*	2,155	239,614
		8,023,356
Electric — 0.3%
NorthWestern Corp.	17,507	990,721
Unitil Corp.	6,637	349,703
		1,340,424
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	1,278	209,170
Littelfuse, Inc.	1,079	276,267
		485,437
Electronics — 2.9%
Atkore International Group, Inc.*	15,424	1,801,061
Badger Meter, Inc.	2,217	305,658
Benchmark Electronics, Inc.	8,012	189,163
Brady Corp. - Class A	2,928	139,607
Coherent Corp.*	3,416	126,255
Comtech Telecommunications Corp.	119,350	1,370,138
CTS Corp.	14,075	642,805
FARO Technologies, Inc.*	2,236	33,741
Itron, Inc.*	14,033	950,455
Ituran Location and Control Ltd.	27,351	624,697
Kimball Electronics, Inc.*	122,800	3,045,440
Knowles Corp.*	7,352	132,189
Napco Security Technologies, Inc.	22,585	839,936
OSI Systems, Inc.*	1,136	135,195
Plexus Corp.*	2,641	239,486
Sanmina Corp.*	6,648	352,610
Stoneridge, Inc.*	3,546	58,013
SYNNEX Corp.	830	74,185
TTM Technologies, Inc.*	8,548	117,108
Vontier Corp.	52,037	1,542,377
		12,720,119
Energy-Alternate Sources — 0.9%
Array Technologies, Inc.*	12,362	274,066
Eneti, Inc.	5,572	52,711
Fluence Energy, Inc.*	30,026	744,645
Green Plains, Inc.*	20,942	607,318
Maxeon Solar Technologies Ltd.*	53,832	1,495,991
REX American Resources Corp.*	2,520	83,009
Shoals Technologies Group, Inc. - Class A*	25,013	587,555
SolarEdge Technologies, Inc.*	1,052	299,641
		4,144,936
Engineering & Construction — 3.3%
Bowman Consulting Group Ltd.*	107,210	2,904,319
Comfort Systems USA, Inc.	9,194	1,360,528
EMCOR Group, Inc.	4,741	781,506
Exponent, Inc.	9,153	835,852
MasTec, Inc.*	6,409	649,616
Mistras Group, Inc.*	86,870	609,827
MYR Group, Inc.*	15,305	1,951,388
Primoris Services Corp.	29,740	797,032
Sterling Construction Co., Inc.*	91,180	4,200,663
TopBuild Corp.*	2,707	545,894
		14,636,625
Entertainment — 0.3%
Cinemark Holdings, Inc.*	7,468	119,563
IMAX Corp., (Canada)*	21,792	377,873
Liberty Media Corp-Liberty Braves - Class A*	1,183	44,209
Monarch Casino & Resort, Inc.	3,215	208,621
Scientific Games Corp.*	6,167	359,474
		1,109,740
Environmental Control — 0.5%
Energy Recovery, Inc.*	28,036	667,537
Montrose Environmental Group, Inc.*	24,235	850,406
Tetra Tech, Inc.	3,198	439,629
		1,957,572
Food — 1.2%
Calavo Growers, Inc.	3,696	119,492
Grocery Outlet Holding Corp.*	10,309	296,074
Ingles Markets, Inc. - Class A	14,569	1,169,454
J&J Snack Foods Corp.	2,130	327,914
John B Sanfilippo & Son, Inc.	1,789	207,935
Krispy Kreme, Inc.	15,846	236,739
SpartanNash Co.	7,719	176,765
SunOpta, Inc.*	70,886	477,063
The Real Good Food Co., Inc.*	48,654	171,749
TreeHouse Foods, Inc.*	2,674	126,614
United Natural Foods, Inc.*	8,258	220,571
Utz Brands, Inc.	30,998	509,917
Weis Markets, Inc.	1,995	118,782
Whole Earth Brands, Inc.*	440,009	1,271,626
		5,430,695
Food Service — 0.3%
Healthcare Services Group, Inc.	3,417	46,164
Sovos Brands, Inc.*	74,006	1,405,374
		1,451,538
Gas — 0.3%
Chesapeake Utilities Corp.	1,307	166,904
Northwest Natural Holding, Co.	5,018	214,269
Southwest Gas Holdings, Inc.	16,219	949,298
		1,330,471
Hand/Machine Tools — 0.4%
Franklin Electric Co., Inc.	1,896	172,460
Hurco Cos., Inc.	50,680	1,066,814
MSA Safety, Inc.	3,287	452,160
		1,691,434
Healthcare-Products — 3.7%
ABIOMED, Inc.*‡	1,453	–
Adaptive Biotechnologies Corp.*	31,363	218,286
Albiero Pharma, Inc,*‡	1,908	–
Alphatec Holdings, Inc.*	138,379	2,097,826
AngioDynamics, Inc.*	5,714	54,054
Atrion Corp.	121	62,964
AxoGen, Inc.*	4,924	41,854
BioLife Solutions, Inc.*	11,642	271,841
Brooks Automation, Inc.*	2,595	112,234
CryoLife, Inc.*	3,328	49,853
EDAP TMS SA - ADR*	53,477	532,096
Embecta Corp.	2,350	65,024
Establishment Labs Holdings, Inc.*	14,130	911,668
Glaukos Corp.*	2,161	123,220
Haemonetics Corp.*	3,260	275,796
ICU Medical, Inc.*	578	101,086
Inari Medical, Inc.*	7,035	424,914
Inogen, Inc.*	6,071	63,928
Inspire Medical Systems, Inc.*	4,588	1,341,944
Integra LifeSciences Holdings Corp.*	3,088	117,190
LeMaitre Vascular, Inc.	7,811	490,843
Masimo Corp.*	2,530	409,455
Merit Medical Systems, Inc.*	3,088	254,451
NanoString Technologies, Inc.*	6,238	36,742
Omnicell, Inc.*	2,230	163,727
Patterson Cos., Inc.	32,899	861,625
PROCEPT BioRobotics Corp.*	16,096	538,411
Pulmonx Corp.*	5,099	61,239
Quanterix Corp.*	4,610	90,402
Repligen Corp.*	6,326	1,062,262
RxSight, Inc.*	32,611	794,730
SI-BONE, Inc.*	27,236	685,802
Silk Road Medical, Inc.*	10,754	324,663
Surmodics, Inc.*	2,311	42,361
Tactile Systems Technology, Inc.*	28,806	605,502
Treace Medical Concepts, Inc.*	61,639	1,639,597
Varex Imaging Corp.*	7,739	170,568
West Pharmaceutical Services, Inc.	2,836	949,011
		16,047,169
Healthcare-Services — 0.9%
Addus HomeCare Corp.*	1,574	141,896
Amedisys, Inc.*	8,813	669,171
Chemed Corp.	621	331,471
Community Health Systems, Inc.*	9,950	32,537
Enhabit, Inc.*	9,543	102,683
MEDNAX, Inc.*	21,376	284,301
ModivCare, Inc.*	2,212	99,385
National HealthCare Corp.	3,006	182,464
RadNet, Inc.*	28,184	815,645
Surgery Partners, Inc.*	17,890	670,517
The Ensign Group, Inc.	2,982	264,235
The Pennant Group, Inc.*	3,933	47,196
US Physical Therapy, Inc.	2,284	233,311
		3,874,812
Home Builders — 1.1%
Cavco Industries, Inc.*	624	155,363
Century Communities, Inc.	23,218	1,477,361
Installed Building Products, Inc.	17,338	1,812,515
LCI Industries	2,012	217,376
LGI Homes, Inc.*	2,657	302,287
M/I Homes, Inc.*	5,874	415,116
MDC Holdings, Inc.	4,389	176,789
Winnebago Industries, Inc.	5,231	291,053
		4,847,860
Home Furnishings — 0.5%
Ethan Allen Interiors, Inc.	3,342	83,650
Floor & Decor Holdings, Inc., Class A*	3,905	356,565
Hamilton Beach Brands Holding Co. - Class A	130,070	1,210,952
iRobot Corp.*	747	26,481
Sleep Number Corp.*	2,991	54,257
Universal Electronics, Inc.*	52,200	421,254
		2,153,159
Household Products/Wares — 0.1%
Central Garden & Pet Co.*	1,215	44,104
Quanex Building Products Corp.	1,957	41,117
WD-40 Co.	1,574	298,509
		383,730
Housewares — 0.2%
Lifetime Brands, Inc.	194,543	953,261
Insurance — 2.4%
Ambac Financial Group, Inc.*	2,784	38,781
American Equity Investment Life Holding Co.	31,735	1,251,946
Argo Group International Holdings Ltd.	2,322	68,058
Axis Capital Holdings Ltd.	28,437	1,475,880
Donegal Group, Inc. - Class A	2,108	30,313
Employers Holdings, Inc.	3,627	131,152
Genworth Financial, Inc. - Class A*	281,044	1,503,586
HCI Group, Inc.	2,200	116,358
Heritage Insurance Holdings, Inc.	314,200	1,388,764
Horace Mann Educators Corp.	1,864	56,013
NMI Holdings, Inc. - Class A*	39,935	1,004,365
RLI Corp.	1,478	183,050
Safety Insurance Group, Inc.	1,668	121,464
Selective Insurance Group, Inc.	3,866	373,958
Stewart Information Services Corp.	2,200	98,648
United Fire Group, Inc.	2,567	55,139
White Mountains Insurance Group Ltd.	1,918	2,597,337
		10,494,812
Insurance Carriers — 0.0%
Alignment Healthcare, Inc.*	8,930	52,419
Internet — 1.2%
ePlus, Inc.*	28,732	1,419,073
HealthStream, Inc.	4,636	106,721
Magnite, Inc.*	89,047	1,057,878
Perion Network Ltd.*	50,887	1,566,302
Yelp, Inc.*	27,739	929,257
		5,079,231
Investment Companies — 0.3%
Cannae Holdings, Inc.*	72,440	1,423,446
Iron/Steel — 0.5%
ATI, Inc.*	52,244	1,806,597
Carpenter Technology Corp.	11,908	543,124
		2,349,721
Junior Colleges — 0.2%
Lincoln Educational Services Corp.*	123,990	792,296
Leisure Time — 1.1%
Callaway Golf Co.*	4,678	79,853
Lindblad Expeditions Holdings, Inc.*	20,447	193,838
OneSpaWorld Holdings Ltd.*	159,020	1,658,579
Planet Fitness, Inc. - Class A*	6,354	406,275
Vista Outdoor, Inc.*	14,337	381,794
Xponential Fitness, Inc. - Class A*	74,782	1,980,975
		4,701,314
Lessors of Real Estate — 0.2%
Gladstone Commercial Corp.	5,797	67,767
Invesco Mortgage Capital, Inc.	7,714	81,768
New York Mortgage Trust, Inc.	45,897	448,414
Orchid Island Capital, Inc.	4,285	42,721
Safehold, Inc.*	2,235	57,708
Service Properties Trust	7,585	62,273
Star Holdings*	2,137	33,123
Two Harbors Investment Corp.	4,454	55,408
		849,182
Lodging — 0.4%
Boyd Gaming Corp.	4,776	304,374
Full House Resorts, Inc.*	44,765	317,832
Playa Hotels & Resorts NV*	119,732	1,064,417
		1,686,623
Machinery-Construction & Mining — 0.5%
Argan, Inc.	26,500	1,071,925
Astec Industries, Inc.	3,361	123,886
Bloom Energy Corp. - Class A*	19,309	264,920
BWX Technologies, Inc.	12,763	769,864
		2,230,595
Machinery-Diversified — 1.2%
Albany International Corp. - Class A	1,126	95,620
Applied Industrial Technologies, Inc.	5,067	623,038
Chart Industries, Inc.*	3,219	353,221
Esab Corp.	6,669	391,604
Flowserve Corp.	19,884	647,224
Lindsay Corp.	2,441	287,550
Tennant Co.	2,414	176,463
The Toro Co.	5,348	523,195
Twin Disc, Inc.*	185,495	2,084,964
		5,182,879
Management, Scientific, and Technical Consulting Services — 0.1%
Sprinklr, Inc.*	18,726	249,056
Media — 0.3%
AMC Networks, Inc. - Class A*	4,066	45,986
Cable One, Inc.	1,315	804,556
Gray Television, Inc.	5,917	41,597
iHeartMedia, Inc. - Class A*	11,261	26,689
Scholastic Corp.	3,196	135,766
The EW Scripps Co. - Class A*	11,728	92,417
		1,147,011
Medical Equipment and Supplies Manufacturing — 0.0%
Nevro Corp.*	1,400	38,584
Metal Fabricate/Hardware — 1.0%
Mueller Industries, Inc.	5,975	443,704
NN, Inc.*	179,350	315,656
Northwest Pipe Co.*	86,990	2,310,455
Proto Labs, Inc.*	2,865	88,127
Standex International Corp.	1,485	202,242
Strattec Security Corp.*	61,540	1,140,336
		4,500,520
Mining — 0.3%
Century Aluminum Co.*	18,637	146,114
Kaiser Aluminum Corp.	1,215	73,386
Uranium Energy Corp.*	338,886	877,715
		1,097,215
Miscellaneous Durable Goods Merchant Wholesalers — 0.1%
Core & Main, Inc.*	13,377	357,701
Miscellaneous Manufacturing — 1.2%
Axon Enterprise, Inc.*	5,340	1,030,139
EnPro Industries, Inc.	4,961	501,458
ESCO Technologies, Inc.	1,920	172,800
Fabrinet*	6,670	755,177
Federal Signal Corp.	28,443	1,507,195
John Bean Technologies Corp.	2,493	265,779
Materion Corp.	2,877	288,678
Myers Industries, Inc.	2,441	45,647
Park Aerospace Corp.	58,133	761,542
Sturm Ruger & Co., Inc.	968	49,910
		5,378,325
Motor Vehicle Body and Trailer Manufacturing — 0.1%
Blue Bird Corp.*	16,225	411,466
Office Furnishings — 0.0%
Interface, Inc.	11,644	80,693
Office/Business Equip — 0.0%
Pitney Bowes, Inc.	13,705	45,501
Oil & Gas — 1.6%
Evolution Petroleum Corp.	60,009	470,471
Helmerich & Payne, Inc.	4,567	141,029
Nabors Industries Ltd.*	628	52,564
Patterson-UTI Energy, Inc.	112,890	1,099,549
PBF Energy, Inc. - Class A	5,245	193,068
PDC Energy, Inc.	21,646	1,485,349
Permian Resources Corp.	128,521	1,199,101
Range Resources Corp.	29,237	800,217
SM Energy Co.	32,148	845,171
Southwestern Energy Co.*	112,602	537,111
Talos Energy, Inc.*	23,929	294,566
		7,118,196
Oil & Gas Services — 1.2%
DMC Global, Inc.*	44,840	727,305
Helix Energy Solutions Group, Inc.*	41,891	263,075
Natural Gas Services Group, Inc.*	183,540	1,853,754
NOW, Inc.*	49,339	438,624
Oceaneering International, Inc.*	62,620	958,712
Profire Energy, Inc.*	570,090	695,510
TechnipFMC PLC*	38,923	511,448
		5,448,428
Other Financial Investment Activities — 0.3%
Butterfly Network, Inc.*	21,613	52,736
Enovix Corp.*	29,570	392,394
Tecnoglass, Inc.	20,422	780,120
		1,225,250
Other Personal Services — 0.2%
WW International, Inc.*	103,157	676,710
Other Telecommunications — 0.0%
Anterix, Inc.*	1,459	47,636
Packaging & Containers — 0.3%
Clearwater Paper Corp., Class A*	2,737	83,177
O-I Glass, Inc.*	6,528	135,260
TriMas Corp.	35,247	892,102
		1,110,539
Pharmaceutical and Medicine Manufacturing — 0.4%
89bio, Inc.*	28,946	527,686
ADMA Biologics. Inc.*	125,814	512,063
Editas Medicine, Inc.*	5,450	50,031
Erasca, Inc.*	16,523	44,777
ImmunoGen, Inc.*	53,725	732,809
		1,867,366
Pharmaceuticals — 2.4%
Alector, Inc.*	24,078	179,140
Amphastar Pharmaceuticals, Inc.*	6,771	300,429
Anika Therapeutics, Inc.*	3,736	101,208
Bioxcel Therapeutics, Inc.*	6,019	107,981
Collegium Pharmaceutical, Inc.*	2,619	57,801
Corcept Therapeutics, Inc.*	3,332	78,269
Enanta Pharmaceuticals, Inc.*	4,093	96,104
Harrow Health, Inc.*	32,076	604,953
Heska Corp.*	1,941	232,396
KalVista Pharmaceuticals Inc.*	39,035	380,591
MERUS NV*	46,256	1,004,680
Morphic Holding, Inc.*	22,058	1,268,335
Nature's Sunshine Products, Inc.*	106,670	1,192,571
Option Care Health, Inc.*	22,172	610,839
Owens & Minor, Inc.*	3,772	76,609
Pacira BioSciences, Inc.*	1,113	42,328
Premier, Inc. - Class A	24,971	624,275
Prestige Brands Holdings, Inc.*	3,474	198,817
Prometheus Biosciences, Inc.*	4,852	964,093
uniQure NV*	2,321	44,772
USANA Health Sciences, Inc.*	4,924	298,739
Vanda Pharmaceuticals, Inc.*	11,982	71,293
Vaxcyte, Inc.*	38,702	1,916,523
		10,452,746
Real Estate — 0.8%
McGrath RentCorp	32,420	2,879,220
Newmark Group, Inc. - Class A	35,006	200,234
RE/MAX Holdings, Inc. - Class A	10,698	199,946
Realogy Holdings Corp.*	8,654	52,530
		3,331,930

REITS — 2.4%
Agree Realty Corp.	1,641	105,828
Alexander & Baldwin, Inc.	8,102	148,429
Alpine Income Property Trust, Inc.	106,224	1,642,223
Apollo Commercial Real Estate Finance, Inc.	44,054	444,505
CareTrust REIT, Inc.	7,113	137,992
Chatham Lodging Trust	17,141	160,954
Community Healthcare Trust, Inc.	5,761	188,961
CTO Realty Growth, Inc.	4,740	75,556
DiamondRock Hospitality Co.	13,130	103,070
Easterly Government Properties, Inc.	25,064	347,888
EastGroup Properties, Inc.	2,590	426,340
Four Corners Property Trust, Inc.	2,959	76,046
GEO Group, Inc., (The)*	6,000	44,760
Getty Realty Corp.	5,173	177,279
Global Medical REIT, Inc.	175,071	1,526,619
Global Net Lease, Inc.	6,379	61,366
Great Ajax Corp.	202,961	1,116,285
Hudson Pacific Properties, Inc.	57,225	267,241
Kite Realty Group Trust	7,450	144,828
Lexington Realty Trust	12,112	125,238
LTC Properties, Inc.	5,085	163,279
Mack-Cali Realty Corp.*	4,496	72,655
NexPoint Residential Trust, Inc.	2,262	92,832
Office Properties Income Trust	30,023	217,367
Orion Office REIT, Inc.	11,353	63,009
PennyMac Mortgage Investment Trust	24,404	284,063
PotlatchDeltic Corp.	1,462	68,027
Ready Capital Corp.	11,163	112,853
Redwood Trust, Inc.	77,920	461,286
Retail Opportunity Investments Corp.	28,261	344,784
Saul Centers, Inc.	3,903	131,960
Tanger Factory Outlet Centers, Inc.	33,410	680,562
Universal Health Realty Income Trust	5,382	235,086
Urstadt Biddle Properties, Inc. - Class A	7,950	153,833
Whitestone REIT	14,111	123,895
Indus Realty Trust, Inc.	679	45,357
The Necessity Retail REIT, Inc.	9,297	59,408
		10,631,664
Retail — 6.2%
Abercrombie & Fitch Co. - Class A*	2,464	76,458
Asbury Automotive Group, Inc.*	6,154	1,286,863
Aspen Aerogels, Inc.*	43,286	284,389
BJ's Restaurants, Inc.*	7,047	209,860
BJ's Wholesale Club Holdings, Inc.*	34,656	2,171,199
Bloomin' Brands, Inc.	20,453	488,622
Boot Barn Holdings, Inc.*	5,509	372,519
Build-A-Bear Workshop, Inc.	141,500	2,572,470
Casey's General Stores, Inc.	1,888	426,027
Chuy's Holdings, Inc.*	3,285	121,019
Dave & Buster's Entertainment, Inc.*	13,588	436,854
Designer Brands, Inc. - Class A	5,265	33,012
Destination XL Group, Inc.*	493,740	2,053,958
Dine Brand Global, Inc.	1,134	67,847
FirstCash Holdings, Inc.	2,930	288,722
Five Below, Inc.*	6,168	1,064,103
Freshpet, Inc.*	6,786	405,531
GMS, Inc.*	26,678	1,689,518
Group 1 Automotive, Inc.	2,270	507,368
Guess?, Inc.	12,246	235,246
Hibbett Sports, Inc.	1,413	50,896
Kura Sushi USA, Inc. - Class A*	19,943	1,625,155
Leslie's, Inc.*	84,968	805,497
Lithia Motors, Inc., Class A	382	89,113
MSC Industrial Direct Co., Inc. - Class A	8,736	785,541
Murphy USA, Inc.	5,145	1,422,181
National Vision Holdings, Inc.*	4,096	103,424
Nu Skin Enterprises, Inc. - Class A	1,079	35,963
Ollie's Bargain Outlet Holdings, Inc.*	7,905	435,724
Papa John's International, Inc.	3,228	226,315
Portillo's, Inc. - Class A*	21,434	430,180
PriceSmart Inc	1,079	78,206
Red Robin Gourmet Burgers, Inc.*	139,480	1,767,212
RH*	2,399	587,707
Shoe Carnival, Inc.	6,304	123,369
Signet Jewelers Ltd.	5,100	323,799
Texas Roadhouse, Inc.	7,562	815,940
The Buckle, Inc.	2,951	90,625
The ODP Corp.*	1,590	63,695
Tilly's, Inc. - Class A*	189,500	1,478,100
Wingstop, Inc.	2,650	528,304
World Fuel Services Corp.	19,749	451,660
Zumiez, Inc.*	3,290	52,870
		27,163,061
Savings & Loans — 1.2%
Axos Financial, Inc.*	3,461	130,895
Banc of California, Inc.	5,748	61,446
Berkshire Hills Bancorp, Inc.	17,583	359,572
Brookline Bancorp, Inc.	4,100	33,702
Eagle Bancorp Montana, Inc.	63,570	795,896
Flushing Financial Corp.	4,361	50,806
FS Bancorp, Inc.	81,184	2,305,626
New York Community Bancorp, Inc.	8,845	90,927
Northfield Bancorp, Inc.	4,651	47,580
Northwest Bancshares, Inc.	5,826	61,231
Pacific Premier Bancorp, Inc.	8,033	151,261
Provident Financial Services, Inc.	10,750	170,710
Riverview Bancorp, Inc.	242,220	1,133,590
		5,393,242
Scientific Research and Development Services — 0.2%
ACELYRIN, Inc.*	24,982	452,174
Ideaya Biosciences, Inc.*	17,538	400,568
Nurix Therapeutics, Inc.*	4,693	47,493
		900,235
Semiconductors — 4.6%
Advanced Energy Industries, Inc.	2,466	242,038
Aehr Test Systems*	70,623	2,331,971
Allegro MicroSystems, Inc.*	5,744	225,912
Amtech Systems, Inc.*	251,750	2,240,575
Axcelis Technologies, Inc.*	16,590	2,613,754
AXT, Inc.*	376,282	1,283,122
Cirrus Logic, Inc.*	3,525	273,822
FormFactor, Inc.*	7,775	243,280
Impinj, Inc.*	16,185	1,656,373
inTEST Corp.*	99,210	2,043,726
Kulicke & Soffa Industries, Inc.	6,419	339,437
Lattice Semiconductor Corp.*	5,425	441,107
MKS Instruments, Inc.	1,371	133,412
Monolithic Power Systems, Inc.	1,952	956,304
Onto Innovation, Inc.*	7,049	756,710
Photronics, Inc.*	69,485	1,475,167
Power Integrations, Inc.	10,921	943,574
Semtech Corp.*	5,218	113,439
Silicon Laboratories, Inc.*	2,450	344,641
SiTime Corp.*	2,693	267,065
SkyWater Technology, Inc.*	53,513	548,508
SMART Global Holdings, Inc.*	23,765	536,614
Veeco Instruments, Inc.*	3,472	84,752
		20,095,303
Software — 4.5%
ACI Worldwide, Inc.*	48,337	1,102,567
Agilysys, Inc.*	30,964	2,301,864
Appfolio, Inc. - Class A*	3,716	531,945
Asure Software, Inc.*	139,330	1,645,487
Blackbaud, Inc.*	799	58,615
Blackline, Inc.*	6,000	312,420
BM Technologies, Inc.*	216,265	609,867
Cerence, Inc.*	2,519	71,842
Cogent Communications Holdings, Inc.	1,297	79,792
Computer Programs & Systems, Inc.*	36,865	879,599
Concentrix Corp.	830	72,791
CSG Systems International, Inc.	2,981	143,028
Digi International, Inc.*	42,472	1,526,868
DoubleVerify Holdings, Inc.*	17,028	593,766
Doximity, Inc. - Class A*	15,184	465,693
Duolingo, Inc.*	1,903	284,632
Dynatrace, Inc.*	7,800	397,722
Fastly, Inc. - Class A*	89,831	1,462,449
Five9, Inc.*	8,107	535,954
Health Catalyst, Inc.*	4,416	49,724
Hims & Hers Health, Inc.*	138,091	1,234,534
LiveRamp Holdings, Inc.*	5,117	124,548
Model N, Inc.*	15,710	501,463
ON24, Inc.	7,374	58,918
PDF Solutions, Inc.*	15,333	647,819
Phreesia, Inc.*	19,604	588,512
Privia Health Group, Inc.*	22,043	549,973
Progress Software Corp.	5,306	318,360
Simulations Plus, Inc.	1,175	51,923
Smartsheet, Inc., Class A*	11,041	547,413
Smith Micro Software, Inc.*	618,660	748,579
SPS Commerce, Inc.*	800	124,640
Take-Two Interactive Software, Inc.*	3,504	482,606
Verra Mobility Corp.*	21,157	372,998
		19,478,911
Software Publishers — 0.4%
Consensus Cloud Solutions, Inc.*	1,395	50,848
Certara, Inc.*	4,807	99,890
Gitlab, Inc.*	14,165	523,538
Global-e Online Ltd.*	16,233	581,466
Vertex, Inc.*	22,495	494,440
		1,750,182
Telecommunications — 1.1%
ADTRAN Holdings, Inc.	5,333	47,517
Aviat Networks, Inc.*	21,380	654,656
Calix, Inc.*	17,178	800,666
Extreme Networks, Inc.*	28,979	596,967
Harmonic, Inc.*	57,677	1,015,692
IDT Corp. - Class B*	3,111	94,543
InterDigital, Inc.	869	72,162
Iridium Communications, Inc.	9,628	578,065
Liberty Latin America Ltd. - Class C*	44,088	321,842
Lumen Technologies, Inc.	43,196	85,528
NetGear, Inc.*	2,686	37,685
Telephone & Data Systems, Inc.	24,363	162,745
Viasat, Inc.*	1,187	52,952
Viavi Solutions, Inc.*	23,640	232,618
		4,753,638
Textiles — 0.5%
UniFirst Corp.	12,110	2,072,142
Transportation — 1.5%
Air Transport Services Group, Inc.*	103,499	1,728,433
ArcBest Corp.	15,396	1,289,877
Forward Air Corp.	11,673	1,135,433
Knight-Swift Transportation Holdings, Inc., Class A	1,873	102,996
Marten Transport Ltd.	7,327	154,966
PAM Transportation Services, Inc.*	37,076	969,908
Saia, Inc.*	4,008	1,138,913
Scorpio Tankers, Inc.	4,242	194,157
		6,714,683
Travel Arrangement and Reservation Services — 0.2%
TripAdvisor, Inc.*	61,622	958,838
Water — 0.1%
American States Water Co.	1,758	156,145
California Water Service Group	1,969	112,056
The York Water Co.	1,229	52,122
		320,323
Wired Telecommunications Carriers — 0.0%
Sinclair Broadcast Group, Inc.	3,096	47,616
TOTAL COMMON STOCKS
(Cost $315,089,036)		401,450,295

WARRANTS - 0.0%
Biotechnology — 0.0%
EQRx, Inc. *	13,678	1,888
TOTAL WARRANTS
(Cost $23,295)

SHORT-TERM INVESTMENTS - 8.4%
First American Treasury Obligations Fund, 5.02% (a)	37,083,409	37,083,409
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,083,409)		37,083,409
TOTAL INVESTMENTS - 100.1%
(Cost $352,195,740)		438,535,592
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(631,635)
NET ASSETS - 100.0%		$437,903,957

*	Non-income producing security
(a)	The rate shown is as of May 31, 2023.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2023,
these securities amounted to $0 or 0.00% of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS
May 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
ADARA SMALLER COMPANIES FUND
Common Stocks	$401,450,295	$401,450,295	$-	$-
Warrants	1,888	1,888	–	–
Short-Term Investments	37,083,409	37,083,409	–	–
Total Investments*	$438,535,592	$438,535,592	$-	$-

* Please refer to Portfolio of Investments for further details.
** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.